UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter End June 30, 2001

Check here if Amendment [ ]; Amendment Number:______
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:           Veredus Asset Management LLC
Address:        6060 Dutchmans Lane Suite 320
                Louisville, KY 40205

Form 13F File Number:          28-7802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Jenkins
Title:     V.P. & Chief Operating Officer
Phone:     (502) 899-4080

Signature, Place, and Date of Signing:

JAMES R. JENKINS               LOUISVILLE, KENTUCKY           July 25, 2001
----------------               --------------------           -------------
  [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0
                                                  -----------
Form 13F Information Table Entry Total:              85
                                                  -----------
Form 13F Information Table Value Total:             $849,054
                                                  -----------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                   VALUE               SH/  PUT/ INVESTMENT   OTHER                VOTING AUTHORITY
     NAME                      TITLE   CUSIP      (000s)      SHARES   PRN  CALL   DISCRTN     MGRS      SOLE       SHARE      NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRTRAN HLDGS INC               COM   00949P108   10,379    1,012,600  SH            SOLE               850,600            162,000
AMSURG CORP                     COM   03232P405   12,702      429,850  SH            SOLE               362,950             66,900
APRIA HEALTHCARE GROUP INC      COM   037933108   14,533      503,750  SH            SOLE               425,750             78,000
ARCH COAL INC                   COM   039380100    3,686      142,500  SH            SOLE               120,700             21,800
BAKER HUGHES INC                COM   057224107       77        2,300  SH            SOLE                 2,300
BANKATLANTIC BANCORP            COM   065908501    1,564      180,000  SH            SOLE               152,300             27,700
BEVERLY ENTERPRISES INC NEW     COM   087851309   24,647    2,303,500  SH            SOLE             1,943,300            360,200
BRINKER INTERNATIONAL INC       COM   109641100   12,066      466,775  SH            SOLE               382,025             84,750
BUCA INC                        COM   117769109   12,831      589,950  SH            SOLE               494,750             95,200
CELL THERAPEUTICS INC           COM   150934107    9,124      330,100  SH            SOLE               279,700             50,400
CENDANT CORP                    COM   151313103    2,837      145,500  SH            SOLE               145,500
CENTEX CORP                     COM   152312104       77        1,900  SH            SOLE                 1,900
CHARTER COMMUNICATIONS INC DEL  COM   16117M107       82        3,500  SH            SOLE                 3,500
CHECKERS DRIVE-IN RESTAURANTS   COM   162809305      425       72,600  SH            SOLE                72,600
CHESAPEAKE ENERGY CORP          COM   165167107   16,392    2,410,575  SH            SOLE             2,015,175            395,400
CITRIX SYS INC                  COM   177376100      126        3,600  SH            SOLE                 3,600
COMMUNITY HEALTH SYSTEMS INC    COM   203668108   22,218      753,150  SH            SOLE               633,500            119,650
CONSECO INC                     COM   208464107       50        3,600  SH            SOLE                 3,600
CYTYC CORP                      COM   232946103   31,101    1,349,300  SH            SOLE             1,129,700            219,600
D R HORTON INC                  COM   23331A109   21,886      964,119  SH            SOLE               811,345            152,774
DAVITA INC                      COM   23918K108   29,313    1,441,850  SH            SOLE             1,211,950            229,900
DIGIMARC CORPORATION            COM   253807101       77        3,200  SH            SOLE                 3,200
EMCOR GROUP INC                 COM   29084Q100    3,102       85,800  SH            SOLE                71,900             13,900
FANNIE MAE                      COM   313586109       98        1,150  SH            SOLE                 1,150
FEDERAL HOME LOAN MORTGAGE      COM   313400301       95        1,400  SH            SOLE                 1,400
GENERAL MOTORS CORP             COM   370442105    2,864       44,500  SH            SOLE                44,500
GENESCO INC                     COM   371532102   35,462    1,055,425  SH            SOLE               888,225            167,200
GENESIS MICROCHIP INC           COM   371933102      112        3,100  SH            SOLE                 3,100
GREY WOLF INC                   COM   397888108    9,371    2,342,700  SH            SOLE             1,957,500            385,200
H POWER CORP                    COM   40427A108      971      100,000  SH            SOLE               100,000
HANOVER COMPRESSOR CO           COM   410768105   14,052      424,675  SH            SOLE               353,475             71,200
HEALTHSOUTH CORP                COM   421924101   48,012    3,006,400  SH            SOLE             2,533,700            472,700
HELLER FINANCIAL INC            COM   423328103   10,371      259,275  SH            SOLE               215,575             43,700
HUMANA INC                      COM   444859102   23,751    2,411,250  SH            SOLE             2,025,150            386,100
INSIGHT COMMUNICATIONS INC      COM   45768V108   12,856      514,225  SH            SOLE               435,225             79,000
INTEGRATED ELECTRICAL SERVICES  COM   4.58E+107    2,757      282,800  SH            SOLE               282,800
KAUFMAN & BROAD HOME CORP       COM   48666K109   15,838      524,975  SH            SOLE               440,375             84,600
KEY ENERGY GROUP INC            COM   492914106   18,606    1,716,400  SH            SOLE             1,441,400            275,000
LABORATORY CORP AMER HLDGS      COM   50540R409      208        2,700  SH            SOLE                 2,700
LEGATO SYSTEMS INC              COM   524651106      102        6,400  SH            SOLE                 6,400
LEUCADIA NATIONAL CORP          COM   527288104   17,730      546,375  SH            SOLE               451,975             94,400
LIFEPOINT HOSPITALS INC         COM   53219L109   10,236      231,175  SH            SOLE               190,775             40,400
MEDIACOM COMMUNICATIONS CORP    COM   58446K105    7,770      440,000  SH            SOLE               372,000             68,000
MEDICINES CO                    COM   584688105       80        3,900  SH            SOLE                 3,900
MERITAGE CORPORATION            COM   59001A102      727       15,800  SH            SOLE                15,800
NABORS INDUSTRIES INC           COM   629568106    1,447       38,900  SH            SOLE                38,900
NORFOLK SOUTHERN CORP           COM   655844108       62        3,000  SH            SOLE                 3,000
OPTIMAL ROBOTICS CORP-CL A      COM   68388R208       76        2,000  SH            SOLE                 2,000
PATTERSON ENERGY INC            COM   703481101    4,875      272,825  SH            SOLE               226,675             46,150
PEABODY ENERGY CORP             COM   704549104   16,765      511,900  SH            SOLE               429,200             82,700
PHILLIPS VAN HEUSEN CORP        COM   718592108    7,939      551,300  SH            SOLE               458,400             92,900
PHYSIOMETRIX INC                COM   718928104      458      152,800  SH            SOLE               126,400             26,400
PLANAR SYSTEMS INC              COM   726900103       52        2,000  SH            SOLE                 2,000
POWERWAVE TECHNOLOGIES INC      COM   739363109       61        4,200  SH            SOLE                 4,200
PRECISION CASTPARTS CORP        COM   740189105   19,458      520,000  SH            SOLE               440,600             79,400
PRI AUTOMATION INC              COM   69357H106       72        3,900  SH            SOLE                 3,900
PROVINCE HEALTHCARE CO          COM   743977100   21,227      601,500  SH            SOLE               502,500             99,000
PULTE HOMES INC                 COM   745867101   16,658      390,750  SH            SOLE               335,450             55,300
REHABCARE GROUP INC             COM   759148109   27,415      568,775  SH            SOLE               478,700             90,075
RESPIRONICS INC.                COM   761230101   23,068      775,125  SH            SOLE               648,725            126,400
ROSLYN BANCORP INC              COM   778162107   18,599      707,200  SH            SOLE               589,200            118,000
RYLAND GROUP INC W/RTS TO PUR   COM   783764103   15,575      307,800  SH            SOLE               260,600             47,200
SCIOS NOVA INC                  COM   808905103    6,418      256,600  SH            SOLE               215,400             41,200
SELECT MEDICAL CORP             COM   816196109      200       10,000  SH            SOLE                 8,400              1,600
SEROLOGICALS CORP               COM   817523103   24,180    1,133,100  SH            SOLE               951,800            181,300
SHAW GROUP INC                  COM   820280105    6,572      163,900  SH            SOLE               139,000             24,900
SICOR INC                       COM   825846108      102        4,400  SH            SOLE                 4,400
SMITH INTERNATIONAL INC         COM   832110100   10,157      168,325  SH            SOLE               142,625             25,700
STERICYCLE INC                  COM   858912108   14,015      298,500  SH            SOLE               253,025             45,475
STERIS CORP                     COM   859152100   25,659    1,279,750  SH            SOLE             1,076,850            202,900
SUPERIOR INDUSTRIES INTL INC    COM   868168105    4,253      111,050  SH            SOLE                91,750             19,300
TAKE-TWO INTERACTIVE SOFTWARE   COM   874054109       93        5,000  SH            SOLE                 5,000
TOLL BROTHERS INC               COM   889478103   23,650      601,625  SH            SOLE               505,175             96,450
3DO CO                          COM   88553W105   10,931    1,501,550  SH            SOLE             1,239,950            261,600
UAL CORP NEW                    COM   902549500       84        2,400  SH            SOLE                 2,400
ULTRA PETROLEUM COPR            COM   903914109    4,132      860,875  SH            SOLE               829,375             31,500
UNITED SURGICAL PARTNERS INTL   COM   913016309    9,598      399,900  SH            SOLE               338,900             61,000
UROLOGIX INC                    COM   917273104   13,127      716,950  SH            SOLE               602,150            114,800
URS CORP NEW                    COM   903236107    9,670      358,150  SH            SOLE               303,100             55,050
VARCO INTERNATIONAL INC - NEW   COM   922122106   15,902      854,500  SH            SOLE               720,500            134,000
WASTE MANAGEMENT INC            COM   94106L109    1,005       32,600  SH            SOLE                32,600
WESTMORELAND COAL CO            COM   960878106    3,381      225,700  SH            SOLE               225,700
WOLVERINE WORLD WIDE INC W/RTS  COM   978097103   16,410      918,275  SH            SOLE               769,275            149,000
XTO ENERGY INC                  COM   98385X106   14,099      982,500  SH            SOLE               831,750            150,750
PUT MICRON TECHNOLOGY AUG 40  OPTION  5951121TH      245        1,000  SH      PUT   SOLE                 1,000